Financial Instruments - Impairment Losses on Financial Assets (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Beginning		₩ 1,114,370	₩ 952,719
Others		51,618	47,873
Ending		1,365,104	1,114,370
Bad debt expenses [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets		168,960	134,230
Others [member]
Disclosure of financial assets [line items]
Impairment loss on financial assets	[1]	53,355	68,979
Less: Recovery of allowance for other bad debt accounts		(18,513)	(18,080)
Others	[2]	₩ 46,932	₩ (23,478)

[1]	Other bad debt expenses are mainly related to loans and other accounts receivable.
[2]	Others for the years ended December 31, 2024 and 2025, include write-off amounting to ￦75,349 million and ￦33,648 million, respectively.